Investments - Unrealized loss and Limited partnerships (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	$ 902
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	55
Limited partnership interests	7,505	$ 6,740
Fixed income and equity securities
Other details of unrealized loss
Available-for-sale securities, continuous unrealized loss position, accumulated loss	957	295
Investment grade fixed income securities
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	673
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	18
Equity securities
Other details of unrealized loss
Available-for-sale securities, continuous unrealized loss position, accumulated loss		12
Below investment grade fixed income securities
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	229
Available for sale securities, unrealized losses having loss of less than twenty percent, less than 12 months	207
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	37
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost, unrealized loss position of 12 or more consecutive months	3
EMA limited partnerships
Other details of unrealized loss
Limited partnership interests	5,730	5,410
Cost-method limited partnership interests
Other details of unrealized loss
Limited partnership interests	$ 1,780	$ 1,330